Operating Leases - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Minimum commitment to be incurred by Company, 2016	$ 47.0
Minimum commitment to be incurred by Company, 2017	18.3
Minimum commitment to be incurred by Company, 2018	8.3
Minimum commitment to be incurred by Company, 2019	8.3
Minimum commitment to be incurred by Company, 2020	8.3
Minimum commitment to be incurred by Company, thereafter	1.3
Minimum scheduled future revenues to be received by Company	100.8
Minimum scheduled future revenues to be received by Company in current year	68.7
Minimum scheduled future revenues to be received by Company in second year	26.0
Minimum scheduled future revenues to be received by Company in third year	6.1
Carrying amount of vessels employed on operating leases	442.5	$ 259.5
Cost of the vessels	596.7	397.8
Accumulated depreciation of the vessels	$ 154.2	$ 138.3
Charters In [Member]
Operating Leased Assets [Line Items]
Number of vessels | Vessel	13
Charters In [Member] | Commitments [Member]
Operating Leased Assets [Line Items]
Number of vessels | Vessel	14
Charters Out [Member] | Fixed Rate Time Charter Contract [Member]
Operating Leased Assets [Line Items]
Number of vessels | Vessel	13
Charters Out [Member] | Time Charter Contract Expiration 2016 [Member]
Operating Leased Assets [Line Items]
Number of vessels | Vessel	9
Charters Out [Member] | Time Charter Contract Expiration 2017 [Member]
Operating Leased Assets [Line Items]
Number of vessels | Vessel	3
Charters Out [Member] | Time Charter Contract Expiration 2018 [Member]
Operating Leased Assets [Line Items]
Number of vessels | Vessel	1